Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Arena Strategic Income Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	3.25%	9.58%	17.83%